Expense Example - (Morgan Stanley Institutional Liquidity Funds) - Institutional Plus Class	Oct. 31, 2024 USD ($)
Government Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	66
Expense Example, with Redemption, 5 Years	119
Expense Example, with Redemption, 10 Years	275
Treasury Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	292
Treasury Securities Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	$ 292